OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity revenues from locations	100.00%	100.00%
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity revenues from locations	47.00%	20.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity revenues from locations	37.00%	9.00%
Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity revenues from locations	16.00%	71.00%

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.